PROPERTY AND EQUIPMENT	12 Months Ended
Dec. 31, 2014
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT

NOTE 4 - PROPERTY AND EQUIPMENT

The components of property and equipment are as follows:

	December 31,
	2014	2013
Land	$1,829,738	$1,808,958
Buildings and improvements	9,997,562	9,088,367
Furniture and equipment	2,296,531	1,352,260
	14,123,831	12,249,585
Less accumulated depreciation	(3,743,521)	(2,376,387)

	$10,380,310	$9,873,198

Depreciation expense for the years ended December 31, 2014 and 2013 amounted to $597,526 and $557,113, respectively.